Loans (Tables)	12 Months Ended
Mar. 31, 2021
Loans Outstanding by Domicile and Industry of Borrower
The table below presents loans outstanding by domicile and industry of borrower at March 31, 2020 and 2021:

	2020	2021
	(in millions of yen)
Domestic:
Manufacturing	9,731,028	11,010,644
Construction and real estate	9,603,433	10,492,162
Services	5,992,511	6,406,710
Wholesale and retail	5,219,727	5,357,287
Transportation and communications	3,832,884	3,885,807
Banks and other financial institutions (1)	4,634,442	4,695,677
Government and public institutions	2,198,805	1,898,137
Other industries (2)	5,389,347	5,918,260
Individuals:
Mortgage loans	8,567,099	8,193,398
Other	861,235	790,184

Total domestic	56,030,511	58,648,266

Foreign:
Commercial and industrial (3)	20,818,709	19,454,623
Banks and other financial institutions (4)	10,475,277	10,448,778
Government and public institutions	317,284	177,385
Other	35,388	18,843

Total foreign	31,646,658	30,099,629

Total	87,677,169	88,747,895
Less: Unearned income and deferred loan fees—net	149,081	167,028

Total loans before allowance for credit losses on loans	87,528,088	88,580,867

Notes:

(1)	Banks and other financial institutions of domestic includes mainly banks, securities companies, insurance companies and credit card companies.
(2)	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.
(3)
Commercial and industrial of foreign includes ¥173,312 million and ¥221,908 million of lease receivables that are receivables arising from direct financing leasing for the fiscal years ended March 31, 2020 and 2021, respectively.

(4)	Banks and other financial institutions of foreign includes mainly banks and financial services companies.

Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2020 and 2021:

	March 31, 2021								March 31, 2020
	Term loans by origination year
	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Total	Total
	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	14,351,596	6,173,182	6,884,219	2,384,565	2,105,541	2,256,613	6,819,851	40,975,567	37,941,346
Watch obligors excluding special attention obligors	151,406	86,390	86,199	61,785	40,907	35,681	128,363	590,731	840,289
Nonaccrual loans	219,111	196,945	38,490	129,066	28,650	9,547	194,607	816,416	343,439
Small and medium-sized companies:
Normal obligors	633,438	463,744	397,656	224,791	205,687	502,707	518,612	2,946,635	2,941,599
Watch obligors excluding special attention obligors	62,300	24,245	30,007	13,547	13,536	24,430	29,041	197,106	189,075
Nonaccrual loans	78,238	10,794	7,341	5,168	3,154	8,852	28,853	142,400	119,759
Retail:
Housing Loan:
Normal obligors	785,194	588,599	588,535	600,179	741,969	4,599,546	—	7,904,022	8,215,781
Watch obligors excluding special attention obligors	2,041	1,075	1,566	1,343	2,127	39,046	—	47,198	57,478
Nonaccrual loans	20,706	2,268	1,399	1,421	1,640	35,135	—	62,569	57,696
Others:
Normal obligors	431,277	154,675	127,379	88,649	85,042	317,237	526,703	1,730,962	1,783,779
Watch obligors excluding special attention obligors	50,212	14,288	10,450	5,888	3,713	5,796	10,545	100,892	81,463
Nonaccrual loans	32,594	2,086	1,145	901	837	8,780	12,557	58,900	59,782
Sovereign:
Normal obligors	1,466,468	80,260	128,702	71,943	75,389	389,777	12,615	2,225,154	2,559,420
Watch obligors excluding special attention obligors	4,312	3,594	2,164	635	31	—	—	10,736	10,939
Nonaccrual loans	—	—	—	—	—	—	—	—	—
Banks and other financial institutions (4) :
Normal obligors	51,874	135,135	241,418	24,097	84,244	60,281	162,622	759,671	828,666
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—	—

Total domestic	18,340,767	7,937,280	8,546,670	3,613,978	3,392,467	8,293,428	8,444,369	58,568,959	56,030,511

Foreign:
Corporate:
Normal obligors	12,813,813	4,614,310	2,558,432	922,526	655,823	1,143,658	4,501,155	27,209,717	28,555,991
Watch obligors excluding special attention obligors	196,054	36,915	72,529	54,514	894	25,009	127,553	513,468	336,470
Nonaccrual loans	61,657	29,657	12,547	3,034	4,417	17,394	14,580	143,286	135,522
Retail:
Normal obligors	2,100	2,342	1,468	1,034	1,074	1,401	18	9,437	30,862
Watch obligors excluding special attention obligors	—	—	—	14	—	13	—	27	858
Nonaccrual loans	—	—	—	—	—	—	—	—	6
Sovereign:
Normal obligors	96,177	78,727	26,569	157,256	—	4,474	69,320	432,523	558,384
Watch obligors excluding special attention obligors	—	—	—	—	—	20,118	—	20,118	19,971
Nonaccrual loans	—	710	—	—	—	—	—	710	—
Banks and other financial institutions (5) :
Normal obligors	1,030,080	317,635	275,695	18,272	1,497	3,105	25,145	1,671,429	2,008,516
Watch obligors excluding special attention obligors	6,341	—	78	—	4,774	—	—	11,193	78
Nonaccrual loans	—	—	—	—	—	—	—	—	—

Total foreign	14,206,222	5,080,296	2,947,318	1,156,650	668,479	1,215,172	4,737,771	30,011,908	31,646,658

Total	32,546,989	13,017,576	11,493,988	4,770,628	4,060,946	9,508,600	13,182,140	88,580,867	87,677,169

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonacccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2021.
(4)	Banks and other financial i n stitutions of domestic includes mainly banks and securities companies.
(5)	Banks and other financial institutions of foreign includes mainly banks.

Impaired Loans Information	The table below presents nonaccrual loans information at March 31, 2020 and 2021:

	Amortized cost			Interest income recognized
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans
	(in millions of yen)
2020

Domestic:
Corporate:
Large companies	333,442	9,997	343,439	4,155
Small and medium-sized companies	102,786	16,973	119,759	1,724
Retail:
Housing Loan	28,263	29,433	57,696	937
Others	36,220	23,562	59,782	846

Total domestic	500,711	79,965	580,676	7,662

Foreign:
Total foreign	95,289	40,239	135,528	3,032

Total	596,000	120,204	716,204	10,694

2021

Domestic:
Corporate:
Large companies	800,329	16,087	816,416	13,050
Small and medium-sized companies	121,031	21,369	142,400	1,759
Retail:
Housing Loan	37,006	25,563	62,569	1,073
Others	37,884	21,016	58,900	806

Total domestic	996,250	84,035	1,080,285	16,688

Foreign:
Total foreign	117,300	26,696	143,996	2,422

Total	1,113,550	110,731	1,224,281	19,110

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.

(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted	The following table presents modified loans that were determined to be TDRs during the fiscal years ended March 31, 2020 and 2021:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
	(in millions of yen)
2020
Domestic:
Corporate:
Large companies	689	4,002	357,616
Small and medium-sized companies	—	—	99,778
Retail:
Housing Loan	—	—	5,814
Others	—	—	15,622

Total domestic	689	4,002	478,830

Foreign:
Total foreign	466	4,906	114,159

Total	1,155	8,908	592,989

2021
Domestic:
Corporate:
Large companies	—	160	597,281
Small and medium-sized companies	—	—	120,798
Retail:
Housing Loan	—	—	21,548
Others	—	—	20,604
Banks and other financial institutions	—	—	3,200

Total domestic	—	160	763,431

Foreign:
Total foreign	2,614	4,385	163,149

Total	2,614	4,545	926,580

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months	The following table presents payment defaults which occurred during the fiscal years ended March 31, 2020 and 2021 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2020	2021
	(in millions of yen)
Domestic:
Corporate:
Large companies	20,133	10,590
Small and medium-sized companies	5,127	5,603
Retail:
Housing Loan	1,134	810
Others	3,978	2,133

Total domestic	30,372	19,136

Foreign:
Total foreign	11,442	47,239

Total	41,814	66,375

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2020 and 2021:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2020
Domestic:
Corporate:
Large companies	2,146	2,013	38,364	42,523	39,082,551	39,125,074
Small and medium-sized companies	2,347	894	9,187	12,428	3,238,005	3,250,433
Retail:
Housing Loan	15,703	10,078	26,690	52,471	8,278,484	8,330,955
Others	6,179	2,013	15,239	23,431	1,901,593	1,925,024
Sovereign	—	—	—	—	2,570,359	2,570,359
Banks and other financial institutions	—	—	—	—	828,666	828,666

Total domestic	26,375	14,998	89,480	130,853	55,899,658	56,030,511

Foreign:
Total foreign	1,214	181	28,722	30,117	31,616,541	31,646,658

Total	27,589	15,179	118,202	160,970	87,516,199	87,677,169

2021
Domestic:
Corporate:
Large companies	1,275	4,607	27,387	33,269	42,349,445	42,382,714
Small and medium-sized companies	1,386	—	9,185	10,571	3,275,570	3,286,141
Retail:
Housing Loan	9,776	7,102	21,257	38,135	7,975,654	8,013,789
Others	5,165	1,123	12,012	18,300	1,872,454	1,890,754
Sovereign	—	—	—	—	2,235,890	2,235,890
Banks and other financial institutions	—	—	—	—	759,671	759,671

Total domestic	17,602	12,832	69,841	100,275	58,468,684	58,568,959

Foreign:
Total foreign	—	7,477	30,795	38,272	29,973,636	30,011,908

Total	17,602	20,309	100,636	138,547	88,442,320	88,580,867

Note:	The majority of total foreign consist of corporate.